SHARE-BASED COMPENSATION - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 7,010	$ 7,770	$ 7,821
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	624	361	245
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	174	449	39
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 6,212	$ 6,960	$ 7,537